Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 56,316,000.00
Total Fee Amount	7,777.24
Total Offset Amount	0.00
Net Fee	$ 7,777.24
Offering Table N/A
Offset Table N/A	N/A